Cover	Aug. 16, 2021
Cover [Abstract]
Entity Registrant Name	SANARA MEDTECH INC.
Entity Central Index Key	0000714256
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 16, 2021
Entity Incorporation State Country Code	TX
Entity File Number	001-39678
Entity Tax Identification Number	59-2219994
Entity Address Address Line 1	1200 Summit Avenue
Entity Address Address Line 2	Suite 414
Entity Address City Or Town	Fort Worth
Entity Address State Or Province	TX
Entity Address Postal Zip Code	76102
City Area Code	(817
Local Phone Number	529-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SMTI
Security Exchange Name	NASDAQ